ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY [Abstract]
Condensed Statements of Operations
	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB	USD
				(Note 2 (an))
Net revenue	-	-	-	-
Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Total operating expenses	(11,992,992)	(9,937,095)	(3,139,147)	(482,478)

Other income, net	-	3,214,433	8,825,212	1,356,410

Income/(loss) from operations	(11,992,992)	(6,722,662)	5,686,065	873,932

Share of income from subsidiaries and affiliates	692,117,271	1,949,659,745	124,171,093	19,084,748
Interest (expenses)/income, net	26,434,242	4,089,083	(1,563,985)	(240,380)
Exchange gain/(loss)	(8,235,787)	(10,073,699)	13,412,516	2,061,465
Change in fair value of convertible senior notes and capped call option	(14,571,200)	(110,242,492)	-	-
Income before income taxes	683,751,534	1,826,709,975	141,705,689	21,779,765
Income tax expenses	-	-	-	-
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	683,751,534	1,826,709,975	141,705,689	21,779,765

Condensed Balance Sheets
	December 31, 2016	December 31, 2017
	RMB	RMB	USD
			(Note 2 (an))
ASSETS
Current assets:
Cash and cash equivalent	4,815,606	15,706,763	2,414,085
Due from subsidiaries	863,880,453	534,172,422	82,100,798
Due from related parties	10,102,244	9,625,813	1,479,460
Other current assets	12,231,081	40,037,711	6,153,684
Total current assets	909,440,051	599,542,709	92,148,027
Investments in subsidiaries	6,403,914,947	6,452,545,486	991,738,083
Due from related parties - non current	18,410,667	476,963	73,308
Total assets	7,313,354,998	7,052,565,158	1,083,959,418

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	389,900,932	358,580,283	55,112,781
Due to related parties	10,102,244	298,352	45,856
Other current liabilities	13,706,994	3,920,963	602,641
Convertible senior notes-current	423,739,708	-	-
Total current liabilities	837,449,878	362,799,598	55,761,278
Due to related parties – non-current	15,196,234	426,963	65,623
Convertible senior notes	-	65,342	10,043
Total liabilities	852,646,112	363,291,903	55,836,944

Shareholders’ equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 128,456,466 and 133,869,274 shares issued as of December 31, 2016 and December 31, 2017, respectively, 126,733,266 and 132,146,074 shares outstanding as of December 31, 2016 and December 31, 2017, respectively.)	17,881	18,604	2,859
Additional paid-in capital	3,145,262,253	3,313,608,385	509,292,284
Accumulated other comprehensive income	104,784,173	23,295,998	3,580,529
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2016 and December 31, 2017	(13,875,553)	(13,875,553)	(2,132,633)
Retained earnings	3,224,520,132	3,366,225,821	517,379,435
Total shareholders' equity	6,460,708,886	6,689,273,255	1,028,122,474

Total liabilities and shareholders' equity	7,313,354,998	7,052,565,158	1,083,959,418

Condensed Cash Flows
	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	USD
				(Note 2 (an))
Cash flows from operating activities:
Net income	683,751,534	1,826,709,975	141,705,689	21,779,766
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of convertible senior notes	8,400,918	92,015,957	-	-
Change in fair value of capped call option	6,170,282	18,226,535	-	-
Share of income from subsidiaries	(692,117,271)	(1,949,659,745)	(124,171,093)	(19,084,748)
Guarantee income	-	(3,214,433)	(8,825,212)	(1,356,410)
Exchange (gain)/loss	8,235,787	10,073,699	(13,412,516)	(2,061,466)
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	104,043,486	837,979,030	410,590,040	63,106,535
(increase)/Decrease in other current assets	(1,080,514)	(4,394,605)	5,742,872	882,663
increase/(Decrease) in due to subsidiaries	21,721,556	327,267,488	(37,268,274)	(5,728,029)
increase/(Decrease) in other current liabilities	316,410	(10,835,057)	(10,018,710)	(1,539,848)
Net cash provided by operating activities	139,442,188	1,144,168,844	364,342,796	55,998,463

Cash flows from investing activities:
Investments in subsidiaries	(5,620,197)	-	-	-
Net cash used in investing activities	(5,620,197)	-	-	-

Cash flows from financing activities:
Proceeds from exercise of share options	7,613,965	21,730,663	69,929,453	10,747,960
Repurchase of convertible senior notes	(113,025,510)	(1,218,706,405)	(422,829,295)	(64,987,673)
Net cash used in financing activities	(105,411,545)	(1,196,975,742)	(352,899,842)	(54,239,713)
				-
Effect of foreign exchange rate changes on cash and cash equivalents	2,227,375	1,937,422	(551,797)	(84,810)

Net increase/(decrease) in cash and cash equivalents	30,637,821	(50,869,476)	10,891,157	1,673,940
Cash and cash equivalents, beginning of year	25,047,261	55,685,082	4,815,606	740,145

Cash and cash equivalents, end of year	55,685,082	4,815,606	15,706,763	2,414,085

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	10,210,003	6,135,783	39,685,283	6,184,495